UNCONSOLIDATED REAL ESTATE AFFILIATES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Nov. 10, 2010	Nov. 09, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Land	$ 4,623,944	$ 4,722,674
Buildings and equipment	19,837,750	20,300,355
Less accumulated depreciation	(974,185)	(129,794)
Developments in progress	135,807	117,137
Net property and equipment	23,623,316	25,010,372
Net investment in real estate	26,676,289	28,164,070
Cash and cash equivalents	572,872	1,021,311	1,537,599	1,537,599	654,396	168,993
Accounts and notes receivable, net	218,749	114,099
Deferred expenses, net	170,012	175,669
Prepaid expenses and other assets	1,805,535	2,300,452
Assets held for disposition	74,694	591,778
Total assets	29,518,151	32,367,379
Liabilities and Owner's Equity:
Mortgages, notes and loans payable	17,143,014	17,841,757
Liabilities held for disposition	74,795	592,122
Owner's equity	8,579,345	10,181,749	10,137,088
Total liabilities and equity	29,518,151	32,367,379
Investment In and Loans To/From Unconsolidated Real Estate Affiliates, Net:
Owner's equity	8,579,345	10,181,749	10,137,088
Investment in and loans to/from Unconsolidated Real Estate Affiliates, Net	3,052,973	3,153,698
Unconsolidated
Assets:
Land	953,603	893,769
Buildings and equipment	7,906,346	7,810,685
Less accumulated depreciation	(1,950,860)	(1,808,819)
Developments in progress	99,352	56,714
Net property and equipment	7,008,441	6,952,349
Investment in unconsolidated joint ventures	758,372	630,212
Net investment in real estate	7,766,813	7,582,561
Cash and cash equivalents	387,549	421,206
Accounts and notes receivable, net	162,822	148,059
Deferred expenses, net	250,865	196,809
Prepaid expenses and other assets	143,021	116,926
Assets held for disposition		94,336
Total assets	8,711,070	8,559,897
Liabilities and Owner's Equity:
Mortgages, notes and loans payable	5,790,509	5,891,224
Accounts payable, accrued expenses and other liabilities	446,462	361,721
Liabilities held for disposition		143,517
Owner's equity	2,474,099	2,163,435
Total liabilities and equity	8,711,070	8,559,897
Investment In and Loans To/From Unconsolidated Real Estate Affiliates, Net:
Owner's equity	2,474,099	2,163,435
Less joint venture partners' equity	(1,417,682)	(2,006,460)
Capital or basis differences and loans	$ 1,996,556	$ 2,996,723